Mining interests (Tables)	12 Months Ended
Dec. 31, 2022
Mining interests.
Schedule of mining interests

	2022	2021
	$	$

Cost – Beginning of year	475,621	385,802
Acquisition of Tintic	169,175	—
Additions	49,297	136,492
Mining tax credit	(6,404)	(1,585)
Asset retirement obligation	9,248	19,522
Depreciation capitalized	1,141	4,136
Share-based compensation capitalized	530	2,127
Transfers	—	(11,221)
Impairment	(140,000)	(58,417)
Other adjustments	5,579	585
Currency translation adjustments	19,482	(1,820)
Cost – End of year	583,669	475,621
Accumulated depreciation – Beginning of year	—	—
Depreciation	2,964	—
Currency translation adjustments	226	—
Accumulated depreciation – End of year	3,190	—

Cost	583,669	475,621
Accumulated depreciation	(3,190)	—
Net book value	580,479	475,621